Deferred compensation (Stock-based compensation cost) (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 21, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Stock-Based Compensation [Line Items]
Stock-based compensation costs included in accrued payroll and benefits payable				$ 0			$ 0
Time Vested Awards
Stock-Based Compensation [Line Items]
Unrecognized compensation cost							$ 0
Predecessor
Stock-Based Compensation [Line Items]
Stock-based compensation cost (credit)	$ 194		$ (898)	(6,196)	$ (2,169)	$ 6,235
Less: stock-based compensation cost capitalized	(39)		(124)	958	229	(2,346)
Stock-based compensation expense (credit)	$ 155		(1,022)	(5,238)	(1,940)	3,889
Payments for stock-based compensation			$ 49	49	3,991	2,995
Stock-based compensation costs included in accrued payroll and benefits payable				0	81
Unrecognized compensation cost				$ 207
Recognized tax (expense) benefit associated with stock-based compensation					$ (229)	$ 1,452
Vest date fair value
Aggregate compensation cost		$ (5,985)